Borrowings (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	R$ 24,160,720	R$ 22,176,640
2019
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	0	1,245,895
2020
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	1,748,531	2,199,869
2021
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	3,933,857	3,655,465
2022
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	2,256,444	1,801,844
2023
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	2,355,549	1,709,587
2024
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	3,336,032	2,539,216
2025
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	234,270	45,994
2026
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	234,296	44,239
2027
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	205,157	17,586
2028 and thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	R$ 9,856,584	R$ 8,916,945